Fee and commission income (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Fee and Commission Income

EUR millions	1H 2024	1H 2023

Fee income from asset management	1,054	963
Commission income	25	10
Securities lending income	-	-
Other fee and commission income	117	84
Fee and commission income	1,197	1,057